NATIONWIDE MUTUAL FUNDS TRUST
(the “Trust”)

Supplement dated September 6, 2012
to each Statement of Additional Information of each series of the Trust

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective August 6, 2012, Jeffrey M. Lyons resigned as a member of the Board of Trustees of the Trust.  All references to Mr. Lyons in each SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE